Unaudited Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets:
Property and equipment, net	$ 3,986,155	$ 3,720,807
Right-of-use asset, net	488,547	322,332
Intangible assets, net	9,155	9,325
Other financial assets	737,446	393,019
Deferred offering cost		449,110
Total non-current assets	5,221,303	4,894,593
Current assets:
Trade and other receivables	6,288,642	3,825,146
Amount due from related parties	517,714	553,184
Cash and cash equivalents	2,361,689	1,000,284
Total current assets	9,168,045	5,378,614
Total assets	14,389,348	10,273,207
Equity
Share capital	222	209
Additional paid in capital	4,473,096
Merger reserves	2,336,848	2,336,848
Other reserves	83,261,816	83,085,159
(Accumulated Deficit)/Retained Earnings	(86,011,997)	(83,313,648)
Equity attributable to equity holders of the parent company	4,059,985	2,108,568
Non-controlling interests	157,012	151,629
Total equity	4,216,997	2,260,197
Non-current liabilities:
Lease liabilities, net of current portion	229,914	170,724
Long-term debt	2,910,059	2,906,113
Deferred tax liabilities	194,157	182,096
Other financial liabilities		173,551
Total non-current liabilities	3,334,130	3,432,484
Current liabilities:
Trade and other payables	1,593,071	1,091,188
Amount due to related parties	203,874	216,940
Other financial liabilities	1,786,239
Tax payable	68,372	60,282
Lease liabilities	101,677	89,438
Current maturities of long-term debt	3,084,988	3,122,678
Total current liabilities	6,838,221	4,580,526
Total liabilities	10,172,351	8,013,010
Total equity and liabilities	$ 14,389,348	$ 10,273,207